Business Acquisitions - Schedule of Intangible Assets Acquired (Details)	9 Months Ended
Sep. 30, 2018 USD ($)
Total intangible assets subject to amortization	$ 1,591,507
Useful life of intangible assets	3 years
Non Compete Agreement [Member]
Total intangible assets subject to amortization	$ 1,591,507